CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable, allowance for doubtful accounts	$ 202	$ 259	$ 145
Class A Common Stock
Common stock, par value	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	500,000,000	500,000,000
Common Stock, Shares, Issued	12,618,516	12,618,516
Common Stock, Shares, Outstanding	12,618,516	12,618,516
Class B Common Stock
Common stock, par value	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Shares, Issued	32,770,000	32,770,000
Common Stock, Shares, Outstanding	32,770,000	32,770,000